Leases - Additional Information (Details) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) lease	Mar. 31, 2020 USD ($) lease	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Operating right of use assets	$ 17,740					$ 17,740		$ 12,827	$ 155
Operating lease liability	$ 17,564					$ 17,564		$ 12,733	100
Weighted-average remaining lease term (in years)	5 years 7 months 6 days					5 years 7 months 6 days		4 years 2 months 12 days
Average discount rate (as a percent)	4.90%					4.90%		5.20%
Gain on settlement								$ 0	5,926	$ 0
Operating lease liability-long term	$ 13,638					$ 13,638		9,647	19
Current portion of operating lease liabilities	3,926					3,926		3,086	115
Operating cash flows from operating leases	1,172	$ 311				2,215	$ 476	1,856	991	1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 150	2,955				$ 6,895	$ 4,718	$ 14,293	$ 486	$ 935
Promissory Note
Operating Leased Assets [Line Items]
Operating right of use assets				$ 100
Notes Payable, Other Payables | Lease Settlement Payable
Operating Leased Assets [Line Items]
Interest rate of convertible note				4.00%
New York City Headquarter
Operating Leased Assets [Line Items]
Operating lease liability			$ 6,400
Number of leases | lease				2				2
Impairment loss				$ 5,300				$ 100
Gain on settlement			4,900
Operating lease liability-long term				5,800
Current portion of operating lease liabilities				600
Operating cash flows from operating leases			$ 1,500
Terminated and Vacated Lease
Operating Leased Assets [Line Items]
Operating lease liability				$ 900
Number of leases | lease					1
Impairment loss					$ 900
Gain on settlement		$ 800